ING LIFE INSURANCE AND ANNUITY COMPANY
and its Variable Annuity Account C

University of Texas System Retirement Programs

Supplement dated December 20, 2006 to the Contract Prospectus,
Contract Prospectus Summary and Statement of Additional Information,
each dated August 21, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1.

Effective September 30, 2006, the information for ING VP Global Science and Technology Portfolio, and effective December 1, 2006, the information for ING Legg Mason Partners Aggressive Growth Portfolio, ING Legg Mason Partners Large Cap Growth Portfolio and ING Legg Mason Partners All Cap Portfolio appearing in the Contract Prospectus under Appendix II – Description of Underlying Funds is deleted and replaced with the following to reflect subadviser name changes.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. – ING	ING Life Insurance and	Seeks long-term growth of
Legg Mason Partners	Annuity Company	capital.
Aggressive Growth Portfolio
Subadviser: ClearBridge
Advisors, LLC

ING Investors Trust – ING	Directed Services, Inc.	A non-diversified Portfolio that
Legg Mason Partners All		seeks capital appreciation
Cap Portfolio	Subadviser: ClearBridge	through investment in securities
	Advisors, LLC	which it believes has above-
average capital appreciation
potential.

ING Partners, Inc. – ING	ING Life Insurance and	Seeks long-term capital
Legg Mason Partners Large	Annuity Company	appreciation.
Cap Growth Portfolio
Subadviser: ClearBridge
Advisors, LLC

ING Variable Portfolios, Inc.	ING Investments, LLC	Seeks long-term capital
– ING VP Global Science		appreciation.
and Technology Portfolio	Subadviser: BlackRock
Advisors, LLC

2.

Effective December 31, 2006, Directed Services, Inc. is being converted to a limited liability company, redomiciled to Delaware, and reorganized as a wholly-owned subsidiary of ING Life Insurance and Annuity Company. Accordingly, effective December 31, 2006, all references to Directed Services, Inc. appearing in the Contract Prospectus and in the Contract Prospectus Summary are replaced with Directed Services, LLC.

X.134760-06A	December 2006
C06-1214-009R

3.

Effective December 31, 2006, the investment adviser for each of the portfolios under ING Partners, Inc. will change to Directed Services, LLC. Accordingly, effective December 31, 2006, all references to ING Life Insurance and Annuity Company as investment adviser for each portfolio under ING

Partners, Inc. appearing in the Contract Prospectus under Appendix II – Description of Underlying Funds are replaced with Directed Services, LLC.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.134760-06A	December 2006
C06-1214-009R